Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Pension Plans Defined Benefit [Member]	Sep. 30, 2011 Pension Plans Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 5	$ 5	$ 23	$ 1
Interest Cost			14	17	10	11
Expected Return on plan assets			(19)	(22)	0	0
Net periodic benefit costs			0	0	33	12
Actual contribution for the nine months ended September 30, 2012	4
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5